                                                                 CIK: 0000717347
Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700

                               September 6, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: New England Variable Life Separate Account
    File No. 811-03713

Commissioners:

Semi-annual reports dated June 30, 2013 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of New England Variable Life Separate Account of New England Life Insurance Company pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Semi-annual reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-annual report for the Equity-Income Portfolio of Variable Insurance Products Fund is incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-annual reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ John E. Connolly, Jr.

John E. Connolly, Jr., Esq.